OLD WESTBURY FUNDS, INC.

Old Westbury Small & Mid Cap Fund

(the “Fund”)

Supplement dated December 29, 2016 to the
Prospectus dated March 1, 2016

This Supplement updates, and should be read in conjunction with, the information provided in the Fund’s Prospectus dated March 1, 2016, as supplemented.

John Hall and Michael Morrisroe will continue to serve as portfolio managers for the Fund. All disclosures indicated otherwise are hereby deleted in their entirety.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

A21-SUPP1216